Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Monetta Trust
Entity Central Index Key	0000894240
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Monetta Fund
Shareholder Report [Line Items]
Fund Name	Monetta Fund
Class Name	Monetta Fund
Trading Symbol	MONTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Fund	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the second year in a row, the S&P 500® Index posted a total annual return in excess of 25%. Both strong earnings growth and rising price-to-earnings ratios contributed to this exceptionally strong return. The market set new highs in January 2024 and moved generally higher throughout the year, with the exception of a brief 5% decline in the spring, due to interest-rate worries, and a 10% decline in the summer, prompted by worries about inflationary economic growth.
The Monetta Fund posted a strong gain of 28.11% for the year ended December 31, 2024. This compares favorably to the 25.02% return of its benchmark, the S&P 500® Index. The Fund benefited from its exposure to the large-cap technology sector, which led the market advance for the second year in a row.
The Fund’s outperformance relative to its benchmark was primarily due to its holdings in NVIDIA, Palantir Technologies, Amazon.com and Alphabet, representing 7.02%, 4.57%, 8.03% and 7.30%, respectively, of the year-end portfolio. Detracting from Fund performance were positions in Intel Corporation, Adobe, Teladoc Health and Enphase Energy, all which were sold during 2024 due to declining relative strength and negative money flows.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	28.11	13.07	11.67
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/resources/ for more recent performance information. Visit https://monetta.com/resources/ for more recent performance information.
Net Assets	$ 86,066,420
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 749,079
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$86,066,420
Number of Holdings	47
Net Advisory Fee	$749,079
Portfolio Turnover	10.0%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Amazon.com, Inc.	8.0%
Alphabet, Inc. - CL C	7.3%
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	5.9%
Palantir Technologies, Inc.	4.6%
JPMorgan Chase & Co.	4.2%
First American Government Obligations Fund	3.5%
Costco Wholesale Corp.	3.2%
Netflix, Inc.	3.1%

Industry (% of net assets)
Technology	45.0%
Retail	15.2%
Financial	10.5%
Consumer Cyclical	10.3%
Capital Equipment	8.1%
Healthcare	4.1%
Energy	1.2%
Transporatation	1.2%
Utility	1.1%
Cash & Other	3.3%

Updated Prospectus Web Address	https://monetta.com/resources/
Monetta Young Investor Growth Fund
Shareholder Report [Line Items]
Fund Name	Monetta Young Investor Growth Fund
Class Name	Monetta Young Investor Growth Fund
Trading Symbol	MYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Young Investor Growth Fund	$164	1.44%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the second year in a row, the S&P 500® Index posted a total annual return in excess of 25%. Both strong earnings growth and rising price-to-earnings ratios contributed to this exceptionally strong return. The market set new highs in January 2024 and moved generally higher throughout the year, with the exception of a brief 5% decline in the spring, due to interest-rate worries, and a 10% decline in the summer, prompted by worries about inflationary economic growth.
The Monetta Young Investor Growth Fund posted a strong return of 27.63% for the year ended December 31, 2024. This return compared favorably to its benchmark index, the S&P 500® Index, which appreciated 25.02%. The Fund benefited from its approximately 50% weighting in exchange-traded funds (ETFs) that approximately tracked the index return and derived its outperformance from the approximately 50% of the portfolio consisting of actively selected stocks.
Specifically, holdings that enhanced Fund performance included Amazon.com, Alphabet, JPMorgan Chase and Netflix, representing 10.61%, 8.29%, 4.92% and 3.02%, respectively, of the year-end portfolio. Detracting from Fund performance were Chipotle Mexican Grill, Eli Lilly & Co. and Charles Schwab, all of which were sold during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	27.63	13.23	12.38
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/resources/ for more recent performance information. Visit https://monetta.com/resources/ for more recent performance information.
Net Assets	$ 41,371,633
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 218,107
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$41,371,633
Number of Holdings	20
Net Advisory Fee	$218,107
Portfolio Turnover	10.0%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
SPDR S&P 500 Trust	30.1%
Vanguard S&P 500	17.6%
Amazon.com, Inc.	10.6%
Alphabet, Inc. - CL C	8.3%
Apple, Inc.	6.7%
JPMorgan Chase & Co.	4.9%
Microsoft Corp.	4.1%
Costco Wholesale Corp.	3.3%
Netflix, Inc.	3.0%
Meta Platforms, Inc. - CL A	1.7%

Industry (% of net assets)
Broad-Based Exchange Traded Funds	47.7%
Technology	23.0%
Retail	13.9%
Consumer Cyclical	6.9%
Financial	6.3%
Utility	0.7%
Computer-Software	0.4%
Aerospace & Defense	0.3%
Cash & Other	0.8%

Updated Prospectus Web Address	https://monetta.com/resources/